LIABILITIES IN RESPECT OF IIA GRANTS (Narrative) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of israeli innovation authority grants [Abstract]
Grants received net of royalties	$ 15,787
Amortized cost of grants received	$ 7,528